Curian/UBS Global Long Short Fixed Income Opportunities Fund Summary (Curian/UBS Global Long Short Fixed Income Opportunities Fund)	0 Months Ended
Apr. 25, 2013
Curian/UBS Global Long Short Fixed Income Opportunities Fund
Prospectus [Line Items]
Supplement [Text Block]	Please delete all references to the Curian/UBS Global Long Short Income Opportunities Fund and replace them with Curian/UBS Global Long Short Fixed Income Opportunities Fund.